Commitments and contingencies - Open tax procedures SUNAT (Details) - SUNAT.						12 Months Ended
	Jul. 30, 2021 PEN (S/)	Jul. 30, 2021 USD ($)	Apr. 01, 2021	Mar. 31, 2021	Jan. 05, 2021 PEN (S/) installment	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($)	Jan. 05, 2021 USD ($)
Disclosure of Commitments and contingencies [Line Items]
Number of equal monthly payments					66
Tax assessment value					S/ 1,505,948,000			$ 405,588,000
Percentage over the letters of guarantee amount					5.00%
Letters of guarantee outstanding, amount					S/ 1,580,126,000			$ 425,566,000
Monthly interest rate (in percent)			0.72%	0.80%
Amount of tax liability interest paid						S/ 11,215,000	$ 3,020,000
Year 2007 and 2008
Disclosure of Commitments and contingencies [Line Items]
Amount of tax liability paid	S/ 1,583,128,000	$ 426,374,000
Amount of tax liability interest paid	78,279,000	21,082,000
Year 2009 [Member]
Disclosure of Commitments and contingencies [Line Items]
Amount of tax liability paid	193,398,000	52,199,000
Amount of tax liability interest paid	8,477,000	2,283,000
Year 2010 [Member]
Disclosure of Commitments and contingencies [Line Items]
Amount of tax liability paid	356,691,000	96,273,000
Amount of tax liability interest paid	S/ 16,762,000	$ 4,514,000
Year 2016 [Member] | La Zanja [Member]
Disclosure of Commitments and contingencies [Line Items]
Amount of tax liability paid						S/ 4,288,000	$ 1,155,000